ALGER GLOBAL FOCUS FUND

Schedule of Investments July 31, 2019 (Unaudited)

COMMON STOCKS—92.9%	SHARES	VALUE
AUSTRALIA—1.2%
HEALTH CARE SUPPLIES—1.2%
Nanosonics Ltd.*	68,413	$255,485
(Cost $222,149)

BRAZIL—2.8%
EDUCATION SERVICES—1.3%
Afya Ltd., Cl.A*	10,080	291,514

REINSURANCE—1.5%
IRB Brasil Resseguros SA	13,000	323,408
TOTAL BRAZIL (Cost $528,555)		614,922

CANADA—1.9%
GOLD—1.9%
Kirkland Lake Gold Ltd.	9,800	405,338
(Cost $325,810)

CHINA—7.9%
EDUCATION SERVICES—1.4%
TAL Education Group#,*	9,400	302,680

INTERACTIVE MEDIA & SERVICES—2.3%
Tencent Holdings Ltd.	11,000	512,523

INTERNET & DIRECT MARKETING RETAIL—4.2%
Alibaba Group Holding Ltd.#,*	2,500	432,775
Baozun, Inc.#,*	9,500	471,295
		904,070
TOTAL CHINA (Cost $1,629,338)		1,719,273

DENMARK—2.2%
APPLICATION SOFTWARE—2.2%
Netcompany Group AS*,(a)	12,500	491,046
(Cost $482,771)

FRANCE—3.9%
LIFE SCIENCES TOOLS & SERVICES—2.4%
Eurofins Scientific SE	1,233	527,430

RESEARCH & CONSULTING SERVICES—1.5%
Teleperformance	1,600	335,179
TOTAL FRANCE (Cost $875,827)		862,609

GERMANY—1.8%
APPLICATION SOFTWARE—1.8%
SAP SE	3,150	385,043
(Cost $422,592)

GREECE—2.9%
SPECIALTY STORES—2.9%
JUMBO SA	31,881	624,828
(Cost $460,923)

ALGER GLOBAL FOCUS FUND

Schedule of Investments July 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—92.9% (CONT.)	SHARES	VALUE
HONG KONG—2.1%
LIFE & HEALTH INSURANCE—2.1%
AIA Group Ltd.	45,302	$464,560
(Cost $392,549)

INDIA—4.7%
CONSUMER FINANCE—2.3%
Manappuram Finance Ltd.	301,931	497,884

DIVERSIFIED BANKS—2.4%
ICICI Bank Ltd.#	43,000	525,030
TOTAL INDIA (Cost $955,082)		1,022,914

IRELAND—2.2%
PACKAGED FOODS & MEATS—2.2%
Kerry Group PLC, Cl. A	4,100	477,057
(Cost $424,203)

ITALY—4.7%
APPAREL ACCESSORIES & LUXURY GOODS—2.9%
Moncler SpA	15,516	637,090

LEISURE PRODUCTS—1.8%
Technogym SpA(a)	35,813	384,697
TOTAL ITALY (Cost $984,391)		1,021,787

JAPAN—8.3%
HUMAN RESOURCE & EMPLOYMENT SERVICES—2.7%
Recruit Holdings Co., Ltd.	17,000	575,689

INTERACTIVE HOME ENTERTAINMENT—2.2%
Nintendo Co., Ltd.	1,300	478,283

LEISURE PRODUCTS—1.0%
Shimano, Inc.	1,600	225,897

REAL ESTATE DEVELOPMENT—2.4%
Katitas Co., Ltd.	13,600	522,123
TOTAL JAPAN (Cost $1,523,547)		1,801,992

NETHERLANDS—4.7%
OIL & GAS EQUIPMENT & SERVICES—1.9%
Core Laboratories NV	8,000	401,360

SEMICONDUCTORS—2.8%
NXP Semiconductors NV	5,950	615,170
TOTAL NETHERLANDS (Cost $1,210,770)		1,016,530

RUSSIA—2.1%
INTERACTIVE MEDIA & SERVICES—2.1%
Yandex NV, Cl. A*	11,580	454,168
(Cost $379,710)

ALGER GLOBAL FOCUS FUND

Schedule of Investments July 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—92.9% (CONT.)	SHARES	VALUE
SOUTH KOREA—2.5%
APPAREL ACCESSORIES & LUXURY GOODS—2.5%
Fila Korea Ltd.	9,745	$549,078
(Cost $640,058)

SPAIN—2.6%
BIOTECHNOLOGY—2.6%
Grifols SA#	24,897	566,656
(Cost $516,021)

SWITZERLAND—2.1%
ASSET MANAGEMENT & CUSTODY BANKS—2.1%
Partners Group Holding AG	578	459,747
(Cost $429,575)

UNITED KINGDOM—6.9%
DATA PROCESSING & OUTSOURCED SERVICES—1.8%
Network International Holdings PLC*,(a)	52,118	388,010

IT CONSULTING & OTHER SERVICES—1.7%
Keywords Studios PLC	18,400	369,347

PACKAGED FOODS & MEATS—1.9%
Nomad Foods Ltd.*	18,570	413,554

SOFT DRINKS—1.5%
Coca-Cola HBC AG	10,000	344,078
TOTAL UNITED KINGDOM (Cost $1,438,509)		1,514,989

UNITED STATES—25.4%
APPAREL ACCESSORIES & LUXURY GOODS—4.7%
Levi Strauss & Co., Cl. A*	18,600	354,516
Lululemon Athletica, Inc.*	3,550	678,369
		1,032,885
APPLICATION SOFTWARE—6.9%
Adobe, Inc.*	2,243	670,343
Cadence Design Systems, Inc.*	6,600	487,806
Medallia, Inc.*	262	10,441
Palantir Technologies, Inc., Cl. A*,@,(b)	3,176	18,262
salesforce.com, Inc.*	1,961	302,975
		1,489,827
CONSUMER FINANCE—2.5%
American Express Co.	4,400	547,228

LIFE SCIENCES TOOLS & SERVICES—1.8%
Illumina, Inc.*	1,317	394,283

OIL & GAS EXPLORATION & PRODUCTION—1.9%
Diamondback Energy, Inc.	3,992	412,893

REGIONAL BANKS—2.4%
SVB Financial Group*	2,265	525,412

SEMICONDUCTOR EQUIPMENT—2.9%
Applied Materials, Inc.	13,000	641,810

ALGER GLOBAL FOCUS FUND

Schedule of Investments July 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—92.9% (CONT.)	SHARES	VALUE
UNITED STATES—25.4% (CONT.)
SYSTEMS SOFTWARE—2.3%
ServiceNow, Inc.*	1,800	$499,302
TOTAL UNITED STATES (Cost $4,918,378)		5,543,640
TOTAL COMMON STOCKS (Cost $18,760,758)		20,251,662

PREFERRED STOCKS—0.6%	SHARES	VALUE
UNITED STATES—0.6%
APPLICATION SOFTWARE—0.3%
Palantir Technologies, Inc., Cl. B*,@,(b)	12,951	74,469

BIOTECHNOLOGY—0.3%
Prosetta Biosciences, Inc., Series D*,@,(b),(c)	33,858	67,716
TOTAL UNITED STATES (Cost $237,882)		142,185
TOTAL PREFERRED STOCKS (Cost $237,882)		142,185

MASTER LIMITED PARTNERSHIP—2.0%	SHARES	VALUE
UNITED STATES—2.0%
ASSET MANAGEMENT & CUSTODY BANKS—2.0%
The Carlyle Group LP	18,000	429,300
(Cost $439,903)
Total Investments (Cost $19,438,543)	95.5%	$20,823,147
Affiliated Securities (Cost $152,361)	4.5%	67,716
Unaffiliated Securities (Cost $19,286,182)		20,755,431
Other Assets in Excess of Liabilities		978,006
NET ASSETS	100.0%	$21,801,153

#                 American Depositary Receipts.

(a)         Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers. These securities represent 5.8% of the net assets of the Fund.

(b)         Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.

(c)          Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.

*                 Non-income producing security.

@            Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2019
Palantir Technologies, Inc., Cl. A	10/7/14	$20,666	0.05%	$18,262	0.09%
Palantir Technologies, Inc., Cl. B	10/7/14	85,521	0.22%	74,469	0.34%
Prosetta Biosciences, Inc., Series D	2/6/15	152,361	0.40%	67,716	0.31%
Total				$160,447	0.74%

See Notes to Financial Statements.

ALGER GLOBAL FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

Alger Global Focus Fund (the “Fund”) is an open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund qualifies as an investment company as defined in Financial Accounting Standards Board Accounting Standards Codification 946-Financial Services — Investment Companies. The Fund’s investment objective is long-term capital appreciation. It seeks to achieve its objective by investing in equity securities in the United States and foreign countries. The Fund’s foreign investments will include securities of companies in both developed and emerging market countries. The Fund offers Class A, C, I and Z shares. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class C shares will automatically convert to Class A shares on the fifth business day of the month following the tenth anniversary of the purchase date of a shareholder’s Class C shares, without the imposition of any sales load, fee or other charge. Class C shares held at certain dealers may convert to Class A shares earlier. At conversion, a proportionate amount of shares representing reinvested dividends and distributions will also be converted into Class A shares. Class I and Z shares are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings except that each share class bears the pro rata allocation of the Fund’s expenses other than a class expense (not including advisory or custodial fees or other expenses related to the management of the Fund’s assets).

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Fund values its financial instruments at fair value using independent dealers or pricing services under policies approved by the Fund’s Board of Trustees (“Board”). Investments held by the Fund are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Standard Time).

Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a

ALGER GLOBAL FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board.

Securities in which the Fund invests may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Fund’s investment adviser, pursuant to policies established by the Board, believes to be the fair value of these securities as of the close of the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

Financial Accounting Standards Board Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•             Level 1 — quoted prices in active markets for identical investments

•             Level 2 — significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•             Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund’s valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes,

ALGER GLOBAL FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

depreciation and amortization (“EBITDA”) multiples, discount rates, and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the values may significantly differ from values if there was an active market.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Board and comprised of representatives of the Fund’s investment adviser and officers of the Fund. The Committee reports its fair valuation determinations and related valuation information to the Board. The Board is responsible for approving valuation policy and procedures.

While the Committee meets on an as-needed basis, the Committee generally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Fund’s pricing vendor, and variances between transactional prices and the previous day’s price.

The Fund will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant. Transfers between Levels 1, 2 and 3 are recognized at the end of the reporting period.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits.

NOTE 3 — Fair Value Measurements:

The following is a summary of the inputs used as of July 31, 2019, in valuing the Fund’s investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with its investments, the Fund has determined that presenting them by security type and sector is appropriate.

ALGER GLOBAL FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Global Focus Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$1,444,974	$454,168	$990,806	$—
Consumer Discretionary	4,952,739	2,531,149	2,421,590	—
Consumer Staples	1,234,689	413,554	821,135	—
Energy	814,253	814,253	—	—
Financials	3,343,269	1,921,078	1,422,191	—
Health Care	1,743,854	960,939	782,915	—
Industrials	910,868	—	910,868	—
Information Technology	4,879,555	3,718,893	1,142,400	18,262
Materials	405,338	405,338	—	—
Real Estate	522,123	—	522,123	—
TOTAL COMMON STOCKS	$20,251,662	$11,219,372	$9,014,028	$18,262
MASTER LIMITED PARTNERSHIP
Financials	429,300	429,300	—	—
PREFERRED STOCKS
Health Care	67,716	—	—	67,716
Information Technology	74,469	—	—	74,469
TOTAL PREFERRED STOCKS	$142,185	$—	$—	$142,185
TOTAL INVESTMENTS IN SECURITIES	$20,823,147	$11,648,672	$9,014,028	$160,447

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Global Focus Fund	Common Stocks
Opening balance at November 1, 2018	$18,262
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2019	18,262
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2019	$—

ALGER GLOBAL FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Global Focus Fund	Preferred Stocks
Opening balance at November 1, 2018	$180,783
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(38,598)
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2019	142,185
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2019	$(38,598)

Alger Global Focus Fund	Special Purpose Vehicle
Opening balance at November 1, 2018	$0 *
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(55,546)
Included in net change in unrealized appreciation (depreciation) on investments	55,986
Purchases and sales
Purchases	—
Sales	(440)
Closing balance at July 31, 2019	—
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2019	$—

*Includes securities that are fair valued at zero.

The following table provides quantitative information about our Level 3 fair value measurements of our investments as of July 31, 2019. In addition to the methodologies and inputs noted in the table below, according to our valuation policy we may also use other valuation methodologies and inputs when determining our fair value measurements. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to our fair value measurements.

ALGER GLOBAL FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value	Valuation	Unobservable		Weighted
	July 31, 2019	Methodology	Input	Range/Input	Average Inputs
Alger Global Focus Fund
Common Stock	$18,262	Market Approach	Market Quotation	N/A*	N/A
Preferred Stocks	67,716	Income Approach	Discount Rate	49.50%-55.00%	N/A
Preferred Stocks	74,469	Market Approach	Market Quotation	N/A*	N/A

*The Fund utilized a market approach to fair value this security. The significant unobservable input used in the valuation model was a private sale available to the Fund at July 31, 2019.

The significant unobservable inputs used in the fair value measurement of the Fund’s securities are revenue and EBITDA multiples, discount rates, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurements than those noted in the table above. Generally, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probabilities of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probabilities of success result in lower fair value measurements.

During the period ended July 31, 2019, the Fund transferred securities totaling $477,057 from Level 1 to Level 2 and $491,046 from Level 2 to Level 1, utilizing fair value adjusted prices and exchange listed prices, respectively.

Certain of the Fund’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of July 31, 2019, such assets were categorized within the ASC 820 disclosure hierarchy as follows:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Cash, foreign cash and cash equivalents	$790,068	$458	$789,610	$—

NOTE 4 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 — Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Forward foreign currency contracts - In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Fund may enter into forward foreign currency contracts. Additionally, the Fund may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts. In the event that counterparties

ALGER GLOBAL FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

fail to settle these currency contracts or the related foreign security trades, the Fund could be exposed to foreign currency fluctuation.

NOTE 5 — Affiliated Securities:

The issuers of the securities listed below are deemed to be affiliates of the Fund because the Fund or its affiliates owned 5% or more of the issuer’s voting securities during all or part of the period ended July 31, 2019. Purchase and sale transactions, interest income and dividend income earned during the period were as follows:

							Net Increase
	Shares/ Par at			Shares/	Dividend/		(Decrease) in
Security	October 31, 2018	Purchases/ Conversion	Sales/ Conversion	Par at July 31, 2019	Interest Income	Realized Gain (Loss)	Unrealized App(Dep)	Value at July 31, 2019
Alger Global Focus Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D	33,858	—	—	33,858	$—	$—	$(38,598)	$67,716
Total					$—	$—	$(38,598)	$67,716